Segment information	9 Months Ended
Sep. 30, 2026
Segment information [abstract]
Segment information
17.	Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in one segment, Biopharmaceutical, which is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for applications in hospitals and other medical practices.

The Company’s Strategic Investments segment is no longer active as of September 30, 2026, and December 31, 2025.

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of September 30, 2026, and December 31, 2025, on a segmented basis:

As of September 30, 2026

	Biopharmaceutical	Total
	$	$
Current assets	13,028,198	13,028,198
Non-current assets	4,303,070	4,303,070
Current liabilities	7,560,022	7,560,022

As of December 31, 2025

	Biopharmaceutical	Total
	$	$
Current assets	6,478,353	6,478,353
Non-current assets	4,682,556	4,682,556
Current liabilities	6,058,294	6,058,294

The following tables summarize the Company’s interest income, total operating expenses, and net loss for the three and nine months ended September 30, 2026, and 2025 on a segmented basis:

	For the nine months ended September 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	34,491	(508)	33,983
Total operating expenses	8,814,630	325	8,814,955
Net (loss) income	(17,320,962)	183	(17,320,779)

	For the three months ended September 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense	(17,626)	3	(17,623)
Total operating expenses	3,554,971	89	3,555,060
Net (loss)	(474,188)	(91)	(474,279)
	For the nine months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(69,438)	(188,931)	(258,369)
Total operating expenses	12,928,428	561	12,928,989
Net (loss) income	(23,442,178)	188,370	(23,253,808)

	For the three months ended September 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(44,710)	(55,710)	(100,420)
Total operating expenses	4,678,014	113	4,678,127
Net (loss) income	(4,803,197)	55,597	(4,747,600)